RECURRING CHANGE IN FAIR VALUE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Reconciliation of the Level 3 fair value measurements
Unrealized gain on available-for-sale securities, net of tax effect	$ 4,159	¥ 28,876
Unrealized gain on available-for-sale securities, tax		¥ 9,625	¥ 0	¥ 0
Income approach | Unobservable inputs
Fair value inputs
Terminal growth rate	3.00%	3.00%
Discount rate	21.00%	21.00%
Risk-free rate	1.47%	1.47%
Available-for-sale investments
Reconciliation of the Level 3 fair value measurements
Initial recognition		¥ 126,716
Unrealized gain recognized		38,501
Balance at December 31, 2016		¥ 165,217